INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
Schedule of income tax and social contribution charges

	R$ thousands
	Year ended December 31
	2025	2024	2023
Income before income taxes	21,024,584	16,900,514	10,208,351
Total burden of income tax (25%) and social contribution (20%) at the current rates	(9,461,063)	(7,605,231)	(4,593,758)
Effect of additions and exclusions in the tax calculation:
Share of profit of associates and joint ventures	973,182	689,213	945,756
Non-taxable income net of non-deductible expenses (1)	3,046,366	1,026,745	1,152,929
Interest on shareholders' equity	6,524,673	5,077,509	5,089,859
Other amounts (2)	1,816,894	1,453,403	1,699,628
Income tax and social contribution for the period	2,900,052	641,639	4,294,414
(1)	Amounts related to enrollment in the Integral Transaction Program (PTI)
(2)	Primarily, includes: (i) effect of tax rates in foreign jurisdictions and subsidiaries with different applicable tax rates except banks, insurance companies and non-financial companies; and (ii) the incentivized deductions.

Schedule of income tax and social contribution consolidated statement of income

	R$ thousands
	Year ended December 31
	2025	2024	2023
Current taxes:
Income tax and social contribution expense	(7,061,716)	(7,414,511)	(6,622,719)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	10,034,914	8,194,223	11,152,253
Use of opening balances of:
Social contribution loss	(454,315)	(168,131)	(148,548)
Income tax loss	(351,064)	(202,260)	(176,932)
Constitution:
Social contribution loss	209,295	69,624	34,413
Income tax loss	522,938	162,694	55,947
Total deferred tax benefit	9,961,768	8,056,150	10,917,133
Income tax benefit	2,900,052	641,639	4,294,414

Schedule of income tax and social contribution consolidated statement of financial position

	R$ thousands
	Balance on December 31, 2024	Amount recorded	Amount realized	Balance on December 31, 2025
Expected credit losses associated with credit risk	71,073,481	27,594,707	(16,948,286)	81,719,902
Civil provisions	3,427,730	463,454	(903,478)	2,987,706
Tax provisions	3,428,498	538,174	(1,252,195)	2,714,477
Labor provisions	1,165,970	961,001	(183,121)	1,943,850
Non-current assets held for sale and discontinued operations	699,334	214,299	(273,408)	640,225
Adjustment to fair value of financial assets measured at fair value through profit or loss and derivatives	15,813	21,773	(3,481)	34,105
Other	6,276,457	4,634,250	(4,502,865)	6,407,842
Total deductible taxes on temporary differences	86,087,283	34,427,658	(24,066,834)	96,448,107
Income tax and social contribution losses in Brazil and overseas	18,755,350	732,233	(805,379)	18,682,204
Subtotal	104,842,633	35,159,891	(24,872,213)	115,130,311
Adjustment to fair value of securities measured at fair value through other comprehensive income	2,356,352	225,640	(989,610)	1,592,382
Total deferred tax assets (1)	107,198,985	35,385,531	(25,861,823)	116,722,693
Deferred tax liabilities (1)	7,055,108	1,100,043	(774,133)	7,381,018
Net deferred taxes (1)	100,143,877	34,285,488	(25,087,690)	109,341,675

	R$ thousands
	Balance on December 31, 2023	Amount recorded	Amount realized	Balance on December 31, 2024
Expected credit losses associated with credit risk	59,099,785	16,581,669	(8,155,178)	67,526,276
Civil provisions	3,778,419	355,631	(706,320)	3,427,730
Tax provisions	3,241,356	290,403	(103,261)	3,428,498
Labor provisions	2,068,011	278,344	(1,180,385)	1,165,970
Impairment of securities and investments	3,249,695	1,586,509	(1,288,999)	3,547,205
Non-current assets held for sale and discontinued operations	735,678	193,066	(229,410)	699,334
Adjustment to fair value of securities	270,017	3,592	(257,796)	15,813
Other	5,760,081	3,305,650	(2,789,274)	6,276,457
Total deductible taxes on temporary differences	78,203,042	22,594,864	(14,710,623)	86,087,283
Income tax and social contribution losses in Brazil and overseas	18,893,423	232,318	(370,391)	18,755,350
Subtotal	97,096,465	22,827,182	(15,081,014)	104,842,633
Adjustment to fair value of financial assets measured at fair value through profit or loss and derivatives	1,180,023	4,810,633	(3,634,304)	2,356,352
Total deferred tax assets (1)	98,276,488	27,637,815	(18,715,318)	107,198,985
Deferred tax liabilities (1)	7,365,091	663,702	(973,685)	7,055,108
Net deferred taxes (1)	90,911,397	26,974,113	(17,741,633)	100,143,877
(1)	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position within each taxable entity, which was a total of R$(5,485,087) thousand in 2025 (R$(5,548,220) thousand in 2024).

Schedule of deferred tax assets on temporary differences and carry-forward tax losses

	On December 31, 2025 - R$ thousands
	Temporary differences		Carry-forward tax losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2026	9,621,727	7,519,719	151,279	43,152	17,335,877
2027	8,627,534	6,826,894	165,918	60,867	15,681,213
2028	7,286,429	5,768,848	281,828	156,461	13,493,566
2029	6,583,736	5,216,181	603,812	407,804	12,811,533
2030	5,720,605	4,414,712	935,804	679,480	11,750,601
2031	3,730,116	2,949,911	1,539,679	1,150,859	9,370,565
2032	3,281,096	2,587,352	1,772,660	1,396,868	9,037,976
2033	3,066,360	2,422,614	2,149,245	1,709,662	9,347,881
2034	3,156,306	2,443,013	2,302,591	1,834,036	9,735,946
2035	2,925,831	2,299,123	419,912	920,287	6,565,153
Total	53,999,740	42,448,367	10,322,728	8,359,476	115,130,311

Schedule of deferred tax liabilities

	R$ thousands
	Balance on December 31, 2024	Amount recorded	Amount realized	Balance on December 31, 2025
Fair value adjustment to securities and derivative financial instruments	443,139	258,277	(227,301)	474,115
Difference in depreciation	726,203	329,534	-	1,055,737
Monetary adjustment of judicial deposits	2,008,528	331,827	(118,186)	2,222,169
Other	3,877,238	180,405	(428,646)	3,628,997
Total deferred tax liabilities	7,055,108	1,100,043	(774,133)	7,381,018

	R$ thousands
	Balance on December 31, 2023	Amount recorded	Amount realized	Balance on December 31, 2024
Fair value adjustment to securities and derivative financial instruments	1,150,588	60,628	(768,077)	443,139
Difference in depreciation	616,829	190,634	(81,260)	726,203
Monetary adjustment of judicial deposits	1,787,400	251,639	(30,511)	2,008,528
Other	3,810,274	160,801	(93,837)	3,877,238
Total deferred tax liabilities	7,365,091	663,702	(973,685)	7,055,108

Schedule of income tax and social contribution in other comprehensive income

	R$ thousands
	On December 31, 2025			On December 31, 2024
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Debt instruments measured at fair value through other comprehensive income	674,736	(293,740)	380,996	(10,616,772)	4,351,914	(6,264,858)
Exchange differences on translations of foreign operations	(313,985)	141,293	(172,692)	759,955	(341,980)	417,975
Insurance contracts	1,498,415	(597,259)	901,156	4,271,216	(1,922,047)	2,349,169
Other	(99,585)	44,813	(54,772)	158,720	(71,424)	87,296
Total	1,759,581	(704,893)	1,054,688	(5,426,881)	2,016,463	(3,410,418)